17. Loans and financing (Details 2) - 12 months ended Dec. 31, 2020 R$ in Thousands, $ in Thousands	USD ($)	BRL (R$)
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount | R$		R$ 1,837,904
USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount | $	$ 363,321
Renegotiations on January 2, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	02-Jan-20
Principal amount | R$		18,508
Interest rate (p.a.)	5.79%
Maturity Date	30-Jun-20
Renegotiations on January 2, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount | $	$ 4,335
Renegotiations on January 14, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	14-Jan-20
Principal amount | R$		19,516
Interest rate (p.a.)	6.22%
Maturity Date	13-May-20
Renegotiations on January 14, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount | $	$ 4,571
Renegotiations on January 17, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	17-Jan-20
Principal amount | R$		27,560
Interest rate (p.a.)	5.71%
Maturity Date	15-Jul-20
Renegotiations on January 17, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount | $	$ 6,455
Renegotiations on January 21, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	21-Jan-20
Principal amount | R$		36,696
Interest rate (p.a.)	6.22%
Maturity Date	20-May-20
Renegotiations on January 21, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount | $	$ 8,595
Renegotiations on January 24, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	24-Jan-20
Principal amount | R$		20,558
Interest rate (p.a.)	4.17%
Maturity Date	15-Jan-21
Renegotiations on January 24, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount | $	$ 4,815
Renegotiations on January 31, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	31-Jan-20
Principal amount | R$		25,297
Interest rate (p.a.)	5.63%
Maturity Date	29-Jul-20
Renegotiations on January 31, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount | $	$ 5,925
Renegotiations on February 14, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	14-Feb-20
Principal amount | R$		31,801
Interest rate (p.a.)	5.59%
Maturity Date	12-Aug-20
Renegotiations on February 14, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount | $	$ 7,069
Renegotiations on February 21, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	21-Feb-20
Principal amount | R$		29,381
Interest rate (p.a.)	5.56%
Maturity Date	19-Aug-20
Renegotiations on February 21, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount | $	$ 6,531
Renegotiations on April 16, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	16-Apr-20
Principal amount | R$		56,441
Interest rate (p.a.)	4.14%
Maturity Date	16-Jun-20
Renegotiations on April 16, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount | $	$ 10,400
Renegotiations on April 22, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	22-Apr-20
Principal amount | R$		29,344
Interest rate (p.a.)	8.60%
Maturity Date	20-Aug-20
Renegotiations on April 22, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount | $	$ 5,407
Renegotiations on April 22, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	22-Apr-20
Principal amount | R$		41,848
Interest rate (p.a.)	5.65%
Maturity Date	19-Oct-20
Renegotiations on April 22, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount | $	$ 7,711
Renegotiations on April 22, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	22-Apr-20
Principal amount | R$		32,850
Interest rate (p.a.)	5.65%
Maturity Date	19-Oct-20
Renegotiations on April 22, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount | $	$ 6,053
Renegotiations on April 24, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	24-Apr-20
Principal amount | R$		50,726
Interest rate (p.a.)	8.52%
Maturity Date	24-Aug-20
Renegotiations on April 24, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount | $	$ 9,347
Renegotiations on May 13, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	13-May-20
Principal amount | R$		19,516
Interest rate (p.a.)	7.93%
Maturity Date	10-Sep-20
Renegotiations on May 13, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount | $	$ 4,571
Renegotiations on May 20, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	20-May-20
Principal amount | R$		21,979
Interest rate (p.a.)	7.87%
Maturity Date	17-Sep-20
Renegotiations on May 20, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount | $	$ 5,148
Renegotiations on May 29, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	29-May-20
Principal amount | R$		39,042
Interest rate (p.a.)	5.12%
Maturity Date	25-Nov-20
Renegotiations on May 29, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount | $	$ 7,195
Renegotiations on June 8, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	08-Jun-20
Principal amount | R$		57,148
Interest rate (p.a.)	4.95%
Maturity Date	05-Nov-20
Renegotiations on June 8, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount | $	$ 10,436
Renegotiations on June 8, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	08-Jun-20
Principal amount | R$		42,839
Interest rate (p.a.)	4.29%
Maturity Date	06-Oct-20
Renegotiations on June 8, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount | $	$ 7,823
Renegotiations on June 8, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	08-Jun-20
Interest rate (p.a.)	4.95%
Maturity Date	05-Nov-20
Renegotiations on June 8, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	08-Jun-20
Principal amount | R$		38,277
Interest rate (p.a.)	4.29%
Maturity Date	06-Oct-20
Renegotiations on June 8, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount | $	$ 6,990
Renegotiations on June 8, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	08-Jun-20
Principal amount | R$		38,578
Interest rate (p.a.)	4.95%
Maturity Date	05-Nov-20
Renegotiations on June 8, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount | $	$ 7,045
Renegotiations on June 15, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	15-Jun-20
Principal amount | R$		4,025
Interest rate (p.a.)	4.98%
Maturity Date	14-Dec-20
Renegotiations on June 15, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount | $	$ 735
Renegotiations on June 16, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	16-Jun-20
Principal amount | R$		56,441
Interest rate (p.a.)	4.29%
Maturity Date	14-Oct-20
Renegotiations on June 16, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount | $	$ 10,400
Renegotiations on June 30, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	30-Jun-20
Principal amount | R$		18,508
Interest rate (p.a.)	4.92%
Maturity Date	29-Dec-20
Renegotiations on June 30, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount | $	$ 4,335
Renegotiations on July 15, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	15-Jul-20
Principal amount | R$		27,560
Interest rate (p.a.)	4.87%
Maturity Date	11-Jan-21
Renegotiations on July 15, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount | $	$ 6,455
Renegotiations on July 29, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	29-Jul-20
Principal amount | R$		25,297
Interest rate (p.a.)	4.85%
Maturity Date	25-Jan-21
Renegotiations on July 29, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount | $	$ 5,925
Renegotiations on August 12, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	12-Aug-20
Principal amount | R$		31,801
Interest rate (p.a.)	4.32%
Maturity Date	25-Sep-20
Renegotiations on August 12, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount | $	$ 7,069
Renegotiations on August 14, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	14-Aug-20
Principal amount | R$		18,581
Interest rate (p.a.)	3.84%
Maturity Date	08-Jan-21
Renegotiations on August 14, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount | $	$ 3,396
Renegotiations on August 19, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	19-Aug-20
Principal amount | R$		29,381
Interest rate (p.a.)	4.30%
Maturity Date	02-Oct-20
Renegotiations on August 19, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount | $	$ 6,531
Renegotiations on August 20, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	20-Aug-20
Principal amount | R$		29,344
Interest rate (p.a.)	7.75%
Maturity Date	18-Dec-20
Renegotiations on August 20, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount | $	$ 5,407
Renegotiations on August 24, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	24-Aug-20
Principal amount | R$		50,726
Interest rate (p.a.)	7.76%
Maturity Date	22-Dec-20
Renegotiations on August 24, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount | $	$ 9,347
Renegotiations on September 10, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	10-Sep-20
Principal amount | R$		19,516
Interest rate (p.a.)	7.75%
Maturity Date	08-Jan-21
Renegotiations on September 10, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount | $	$ 4,571
Renegotiations on September 17, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	17-Sep-20
Principal amount | R$		21,979
Interest rate (p.a.)	7.75%
Maturity Date	15-Jan-21
Renegotiations on September 17, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount | $	$ 5,148
Renegotiations on September 25, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	25-Sep-20
Principal amount | R$		31,801
Interest rate (p.a.)	4.35%
Maturity Date	15-Dec-20
Renegotiations on September 25, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount | $	$ 7,069
Renegotiations on October 2, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	02-Oct-20
Principal amount | R$		29,381
Interest rate (p.a.)	4.36%
Maturity Date	15-Dec-20
Renegotiations on October 2, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount | $	$ 6,531
Renegotiations on October 6, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	06-Oct-20
Principal amount | R$		42,839
Interest rate (p.a.)	2.93%
Maturity Date	04-Jan-21
Renegotiations on October 6, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount | $	$ 7,823
Renegotiations on October 6, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	06-Oct-20
Principal amount | R$		38,277
Interest rate (p.a.)	2.93%
Maturity Date	04-Jan-21
Renegotiations on October 6, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount | $	$ 6,990
Renegotiations on October 14, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	14-Oct-20
Principal amount | R$		56,441
Interest rate (p.a.)	2.92%
Maturity Date	09-Jan-21
Renegotiations on October 14, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount | $	$ 10,400
Renegotiations on October 19, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	19-Oct-20
Principal amount | R$		41,848
Interest rate (p.a.)	4.74%
Maturity Date	15-Dec-20
Renegotiations on October 19, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount | $	$ 7,711
Renegotiations on October 19, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	19-Oct-20
Principal amount | R$		32,850
Interest rate (p.a.)	4.74%
Maturity Date	15-Dec-20
Renegotiations on October 19, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount | $	$ 6,053
Renegotiations on November 5, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	05-Nov-20
Principal amount | R$		52,778
Interest rate (p.a.)	2.92%
Maturity Date	03-Feb-21
Renegotiations on November 5, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount | $	$ 9,638
Renegotiations on November 5, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	05-Nov-20
Principal amount | R$		57,148
Interest rate (p.a.)	2.92%
Maturity Date	03-Feb-21
Renegotiations on November 5, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount | $	$ 10,436
Renegotiations on November 5, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	05-Nov-20
Principal amount | R$		38,578
Interest rate (p.a.)	2.92%
Maturity Date	03-Feb-21
Renegotiations on November 5, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount | $	$ 7,045
Renegotiations on November 12, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	12-Nov-20
Principal amount | R$		35,554
Interest rate (p.a.)	2.91%
Maturity Date	10-Feb-21
Renegotiations on November 12, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount | $	$ 6,668
Renegotiations on November 25, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	25-Nov-20
Principal amount | R$		39,042
Interest rate (p.a.)	4.42%
Maturity Date	15-Dec-20
Renegotiations on November 25, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount | $	$ 7,195
Renegotiations on December 14, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	14-Dec-20
Principal amount | R$		4,025
Interest rate (p.a.)	4.76%
Maturity Date	15-Mar-21
Renegotiations on December 14, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount | $	$ 735
Renegotiations on December 15, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	15-Dec-20
Principal amount | R$		29,381
Interest rate (p.a.)	4.54%
Maturity Date	15-Mar-21
Renegotiations on December 15, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount | $	$ 6,531
Renegotiations on December 15, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	15-Dec-20
Principal amount | R$		41,848
Interest rate (p.a.)	4.54%
Maturity Date	15-Mar-21
Renegotiations on December 15, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount | $	$ 7,711
Renegotiations on December 15, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	15-Dec-20
Principal amount | R$		32,850
Interest rate (p.a.)	4.54%
Maturity Date	15-Mar-21
Renegotiations on December 15, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount | $	$ 6,053
Renegotiations on December 15, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	15-Dec-20
Principal amount | R$		39,042
Interest rate (p.a.)	4.54%
Maturity Date	15-Mar-21
Renegotiations on December 15, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount | $	$ 7,195
Renegotiations on December 15, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	15-Dec-20
Principal amount | R$		31,801
Interest rate (p.a.)	4.54%
Maturity Date	15-Mar-21
Renegotiations on December 15, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount | $	$ 7,069
Renegotiations on December 18, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	18-Dec-20
Principal amount | R$		29,344
Interest rate (p.a.)	7.76%
Maturity Date	16-Jun-21
Renegotiations on December 18, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount | $	$ 5,407
Renegotiations on December 22, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	22-Dec-20
Principal amount | R$		50,726
Interest rate (p.a.)	7.76%
Maturity Date	21-Jun-21
Renegotiations on December 22, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount | $	$ 9,347
Renegotiations on December 29, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	29-Dec-20
Principal amount | R$		18,508
Interest rate (p.a.)	4.78%
Maturity Date	29-Mar-21
Renegotiations on December 29, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount | $	$ 4,335
Import Financing On June 8, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount | R$		52,778
Import Financing On June 8, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount | $	$ 9,638
New funding on February 19, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Transaction date	February 19, 2020
Principal amount | R$		R$ 25,974
Interest rate (p.a.)	4.07%
Maturity Date	February 13, 2021
New funding on February 19, 2020 [member] | Gol linhas aereas S.A. ("GLA") [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal amount | $	$ 5,920